Leases - Total Amounts of Future Minimum Lease Payments Receivable Under Non-cancellable Operating Leases (Detail) ¥ in Millions	Mar. 31, 2019 JPY (¥)
Disclosure of finance lease and operating lease by lessor [line items]
Future minimum lease payments receivable under non-cancellable operating leases	¥ 121,179
Not later than one year [member]
Disclosure of finance lease and operating lease by lessor [line items]
Future minimum lease payments receivable under non-cancellable operating leases	35,937
Later than one year and not later than five years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Future minimum lease payments receivable under non-cancellable operating leases	67,235
Later than five years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Future minimum lease payments receivable under non-cancellable operating leases	¥ 18,007